INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Total investments in associates and joint ventures	₽ 6,450	₽ 10,735
MTS Belarus
Investments in associates and joint ventures
Total investments in associates and joint ventures	4,502	4,051
OZON Holdings Limited
Investments in associates and joint ventures
Total investments in associates and joint ventures		4,797
YouDo
Investments in associates and joint ventures
Total investments in associates and joint ventures	724	788
Sistema-Rentnaya Nedvizhimost
Investments in associates and joint ventures
Total investments in associates and joint ventures	658	690
Other unquoted companies
Investments in associates and joint ventures
Total investments in associates and joint ventures	₽ 566	₽ 409